UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2011


Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       February 13, 2012
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

   Form 13F File Number        Name
                                Acme Energized, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total: $1,238,332 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                          FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7           COLUMN 8

                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN   MGRS      SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- -------- ------
AAR CORP                       NOTE 1.750% 2/0  000361AH8      8865    9000000 PRN      DEFINED 1, 2        9000000
ABBOTT LABS                    COM              002824100       562      10000 SH       DEFINED 1, 2          10000
AGCO CORP                      COM              001084102       572      13308 SH       DEFINED 1, 2          13308
ALPHA NATURAL RESOURCES INC    COM              02076X102       580      28395 SH       DEFINED 1, 2          28395
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3     17944   18000000 PRN      DEFINED 1, 2       18000000
APPLE INC                      COM              037833100      2323       5737 SH       DEFINED 1, 2           5737
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4      9028    9000000 PRN      DEFINED 1, 2        9000000
ASHFORD HOSPITALITY TR INC     COM SHS          044103109      4000     500000 SH       DEFINED 1, 2         500000
ASPEN TECHNOLOGY INC           COM              045327103       742      42778 SH       DEFINED 1, 2          42778
BABCOCK & WILCOX CO NEW        COM              05615F102       241      10000 SH       DEFINED 1, 2          10000
BARRETT BILL CORP              NOTE 5.000% 3/1  06846NAA2     36404   36587000 PRN      DEFINED 1, 2       36587000
BE AEROSPACE INC               COM              073302101      1015      26225 SH       DEFINED 1, 2          26225
BELO CORP                      COM SER A        080555105       450      71419 SH       DEFINED 1, 2          71419
BOEING CO                      COM              097023105       455       6206 SH       DEFINED 1, 2           6206
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0      2494    2500000 PRN      DEFINED 1, 2        2500000
CAL DIVE INTL INC              NOTE 3.250%12/1  127914AB5     35825   36050000 PRN      DEFINED 1, 2       36050000
CBS CORP NEW                   CL  B            124857202       841      31000 SH       DEFINED 1, 2          31000
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     79008    3674777 SH       DEFINED 1, 2        3674777
CF INDS HLDGS INC              COM              125269100      1281       8833 SH       DEFINED 1, 2           8833
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3     34822   36100000 PRN      DEFINED 1, 2       36100000
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY  SH 167250109       670      17730 SH       DEFINED 1, 2          17730
CLEAN HARBORS INC              COM              184496107      1115      17500 SH       DEFINED 1, 2          17500
COMCAST CORP NEW               CL  A            20030N101      1042      43946 SH       DEFINED 1, 2          43946
COOPER TIRE & RUBR CO          COM              216831107       807      57622 SH       DEFINED 1, 2          57622
CUMMINS INC                    COM              231021106       780       8865 SH       DEFINED 1, 2           8865
CUMULUS MEDIA INC              CL  A            231082108      3750    1122695 SH       DEFINED 1, 2        1122695
DEERE & CO                     COM              244199105       995      12864 SH       DEFINED 1, 2          12864
DOLLAR GEN CORP NEW            COM              256677105       500      12165 SH       DEFINED 1, 2          12165
E M C CORP MASS                COM              268648102       539      25000 SH       DEFINED 1, 2          25000
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    143048   99990000 PRN      DEFINED 1, 2       99990000
EATON CORP                     COM              278058102       579      13297 SH       DEFINED 1, 2          13297
EMMIS COMMUNICATIONS CORP      CL A             291525103       990    1500000 SH       DEFINED 1, 2        1500000
ENTRAVISION COMMUNICATIONS C   CL A             29382R107      3011    1930136 SH       DEFINED 1, 2        1930136
EQUINIX INC                    NOTE 2.500% 4/1  29444UAF3     20615   20100000 PRN      DEFINED 1, 2       20100000
EQUINIX INC                    NOTE 4.750% 6/1  29444UAH9     27422   19500000 PRN      DEFINED 1, 2       19500000
FEDEX CORP                     COM              31428X106       816       9766 SH       DEFINED 1, 2           9766
FORD MTR CO DEL                COM PAR $ . 01   345370860       692      64270 SH       DEFINED 1, 2          64270
FREEPORT-MCMORAN COPPER & GO   COM              35671D857       653      17741 SH       DEFINED 1, 2          17741
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     22105   24100000 PRN      DEFINED 1, 2       24100000
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     33354   35500000 PRN      DEFINED 1, 2       35500000
GENERAL MTRS CO                COM              37045V100       422      20832 SH       DEFINED 1, 2          20832
GOOGLE INC                     CL  A            38259P508      2825       4374 SH       DEFINED 1, 2           4374
GREAT WOLF RESORTS INC         COM              391523107      2900    1000000 SH       DEFINED 1, 2        1000000
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2     46671   48159000 PRN      DEFINED 1, 2       48159000
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1  410768AE5      6378    7166000 PRN      DEFINED 1, 2        7166000
HEICO CORP NEW                 COM              422806109      1001      17124 SH       DEFINED 1, 2          17124
HEXCEL CORP NEW                COM              428291108      1041      43000 SH       DEFINED 1, 2          43000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     21183   21397000 PRN      DEFINED 1, 2       21397000
ICONIX BRAND GROUP INC         NOTE 1.875% 6/3  451055AB3     32999   33502000 PRN      DEFINED 1, 2       33502000
INTERPUBLIC GROUP COS INC      NOTE 4.250% 3/1  460690BA7      4208    4200000 PRN      DEFINED 1, 2        4200000
INTL PAPER CO                  COM              460146103       801      27055 SH       DEFINED 1, 2          27055
ISLE OF CAPRI CASINOS INC      COM              464592104      3819     817876 SH       DEFINED 1, 2         817876
JOY GLOBAL INC                 COM              481165108       831      11088 SH       DEFINED 1, 2          11088
KANSAS CITY SOUTHERN           COM NEW          485170302      1055      15514 SH       DEFINED 1, 2          15514
KBR INC                        COM              48242W106       742      26615 SH       DEFINED 1, 2          26615
KENNAMETAL INC                 COM              489170100       859      23510 SH       DEFINED 1, 2          23510
LIBERTY MEDIA CORP             DEB 3.250% 3/1   530715AR2      7994   10000000 PRN      DEFINED 1, 2       10000000
LIFEPOINT HOSPITALS INC        SDCV 3.250% 8/1  53219LAG4      9280    9200000 PRN      DEFINED 1, 2        9200000
LINCARE HLDGS INC              NOTE 2.750%11/0  532791AE0     22174   21900000 PRN      DEFINED 1, 2       21900000
LOWES COS INC                  COM              548661107       330      13000 SH       DEFINED 1, 2          13000
MACYS INC                      COM              55616P104       928      28850 SH       DEFINED 1, 2          28850
MCDERMOTT INTL INC             COM              580037109       450      39062 SH       DEFINED 1, 2          39062
MICROSOFT CORP                 COM              594918104      1038      40000 SH       DEFINED 1, 2          40000
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     19043   18050000 PRN      DEFINED 1, 2       18050000
MOSAIC CO NEW                  COM              61945C103       313       6205 SH       DEFINED 1, 2           6205
MTR GAMING GROUP INC           COM              553769100      1017     543664 SH       DEFINED 1, 2         543664
MYLAN INC                      NOTE 1.250% 3/1  628530AG2     35875   36000000 PRN      DEFINED 1, 2       36000000
ORACLE CORP                    COM              68389X105       282      11000 SH       DEFINED 1, 2          11000
OWENS CORNING NEW              COM              690742101       258       9000 SH       DEFINED 1, 2           9000
PARKER HANNIFIN CORP           COM              701094104       811      10638 SH       DEFINED 1, 2          10638
PHH CORP                       NOTE 4.000% 9/0  693320AN3      7900   10000000 PRN      DEFINED 1, 2       10000000
PHILIP MORRIS INTL INC         COM              718172109       235       3000 SH       DEFINED 1, 2           3000
PVH CORP                       COM              693656100       688       9766 SH       DEFINED 1, 2           9766
QUALCOMM INC                   COM              747525103       301       5500 SH       DEFINED 1, 2           5500
RADIO ONE INC                  CL  D NON VTG    75040P405      1262    1261609 SH       DEFINED 1, 2        1261609
RANGE RES CORP                 COM              75281A109       825      13315 SH       DEFINED 1, 2          13315
REGIS CORP MINN                NOTE 5.000% 7/1  758932AA5     12400   10000000 PRN      DEFINED 1, 2       10000000
REYNOLDS AMERICAN INC          COM              761713106       373       9000 SH       DEFINED 1, 2           9000
SAKS INC                       NOTE 2.000% 3/1  79377WAL2     53563   53000000 PRN      DEFINED 1, 2       53000000
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5     27844   28500000 PRN      DEFINED 1, 2       28500000
SBA COMMUNICATIONS CORP        NOTE 4.000%10/0  78388JAM8     98149   65000000 PRN      DEFINED 1, 2       65000000
SCHOOL SPECIALTY INC           COM              807863105       210      84024 SH       DEFINED 1, 2          84024
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AM7      4200    6000000 PRN      DEFINED 1, 2        6000000
SEAGATE TECHNOLOGY PLC         SHS              G7945M107       672      41000 SH       DEFINED 1, 2          41000
SOLUTIA INC                    *W EXP 02/27/201 834376147        11      23686 SH       DEFINED 1, 2          23686
SPDR GOLD TRUST                GOLD  SHS        78463V107    106393     700000 SH       DEFINED 1, 2         700000
STARBUCKS CORP                 COM              855244109       324       7040 SH       DEFINED 1, 2           7040
TEREX CORP NEW                 COM              880779103       725      53633 SH       DEFINED 1, 2          53633
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     40364   34459000 PRN      DEFINED 1, 2       34459000
TRIUMPH GROUP INC NEW          COM              896818101       242       4134 SH       DEFINED 1, 2           4134
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106       939      28812 SH       DEFINED 1, 2          28812
UNITED RENTALS INC             COM              911363109      1441      48756 SH       DEFINED 1, 2          48756
V F CORP                       COM              918204108       254       2000 SH       DEFINED 1, 2           2000
VERIFONE SYS INC               NOTE 1.375% 6/1  92342YAB5      4974    4900000 PRN      DEFINED 1, 2        4900000
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4    129985  109507000 PRN      DEFINED 1, 2      109507000
VISA INC                       COM CL  A        92826C839      1675      16500 SH       DEFINED 1, 2          16500
WAL MART STORES INC            COM              931142103      1046      17500 SH       DEFINED 1, 2          17500
WILLIAMS COS INC DEL           COM              969457100       594      18000 SH       DEFINED 1, 2          18000
WILLIAMS SONOMA INC            COM              969904101       961      24969 SH       DEFINED 1, 2          24969
XILINX INC                     SDCV 3.125% 3/1  983919AD3     11319   10000000 PRN      DEFINED 1, 2       10000000


